Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group's available-for-sale securities as measured as disclosed are determined based on the discounted cash flow method. The following table summarizes the Group’s financial assets measured or disclosed at fair value on a recurring basis.

		Fair value disclosure or measurement at
		December 31, 2016 using
	Fair value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$66,151,439	$66,151,439	-	-
Short-term investments:
Held-to-maturity securities	14,837,949	-	14,837,949	-
Fair value measurement
Short-term investments:
Available-for-sale securities	1,605,882	-	1,605,882	-
Total assets measured at fair value	$1,605,882	-	$1,605,882	-

		Fair value disclosure or measurement at
		December 31, 2015 using
	Fair value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$85,734,048	$85,734,048	-	-
Fair value measurement
Total assets measured at fair value	-	-	-	-

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2015 and 2016, respectively:

	December 31,
	2015	2016

Beginning balance	$-	$-
Purchases	105,334,483	192,785,066
Redemption	(105,560,595)	(192,022,189)
Realized gain	234,421	870,200
Exchange difference	(8,309)	(27,195)
Ending balance	$-	$1,605,882

Fair value disclosed or measured on a non-recurring basis

The Group measured the fair value for the assets acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group's assessment of the assumptions market participants would use in valuing these purchased intangible assets.

The Group measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group's non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

	Fair value at December 31, 2015	Total losses in the year ended December 31, 2015	Fair value at December 31, 2016	Total losses in the year ended December 31, 2016
Non-Recurring
Goodwill	6,699,620	-	108,871	(6,659,691)
Intangible Assets	1,539,534	(250,360)	396,753	(1,111,149)

As of December 31, 2015 and 2016, certain goodwill (Note 14) and intangible assets (Note 13) were written off from their carrying value to fair value, which was measured using significant unobservable inputs (Level 3), with impairment loss incurred and recorded in the in the consolidated statement of comprehensive income for the year ended December 31, 2015 and 2016.